Collection Period Ended 31-May-2011
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
0.00 0.000000
28,158,568.38 0.255029
0.00 1.000000
0.00 1.000000
28,158,568.38
Interest & Principal
Payment
0.00
28,207,722.97
502,916.67
120,945.67
28,831,585.31
0.000000
Class A-2 Notes 0.700000% 49,154.59
Class A-1 Notes 0.309120% 0.00 0.000000
Interest & Principal Payment
$1000 Face Amount per $1000 Face Amount
29,589,172.14
Target Overcollateralization Amount 81,299,095.17 12.90%
Interest Rate
0.00
Yield Supplement Overcollateralization Amount 54,176,014.97 31,087,496.06
Class A-2 Notes
Interest per
Adjusted Pool Balance 1,095,830,874.91 662,554,554.75 630,225,543.98
Initial Beginning Ending
0.000000
Principal per $1000
Dates
Collection Period No. 13
31-May-2011
15-Jun-2011 Actual/360 Days 30
Distribution Date 15-Jun-2011
Available Funds
Distributions
1.783333
Total
673,016.93
Class A-4 Notes 2.140000% 120,945.67 1.783333
0.223430 128.216923
1.183333 Class A-3 Notes 1.420000% 502,916.67 1.183333
Current Overcollateralization Amount
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
103,010,874.91 85,469,537.56 81,299,095.17
Interest Payment
81,299,095.17 12.90%
127.993493
0.000000
Class A-4 Notes 67,820,000.00 67,820,000.00
Pool Balance
1,150,006,889.88
693,642,050.81
659,814,716.12
Overcollateralization
84,265,017.19 56,106,448.81
0.00
425,000,000.00
Total Note Balance
992,820,000.00
577,085,017.19
548,926,448.81
Class A-1 Notes 280,000,000.00
Balance Balance
67,820,000.00 0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00
Balance
220,000,000.00
Amounts in USD
Collection Period (from... to) 1-May-2011
Face Amount
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 30/360 Days 30
Summary
15-May-2011 15-Jun-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
16-May-2011
Determination Date 13-Jun-2011
Record Date 14-Jun-2011
Aggregate Principal Distributable Amount
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
thereof on Class A-4 Notes 0.00 0.00
Reserve Fund Required Amount 2,739,577.19
Reserve Fund
0.00
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
thereof on Class A-2 Notes 49,154.59 49,154.59 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
0.00 0.00
Monthly Interest Distributable Amount 673,016.93 673,016.93 0.00
Total Trustee Fee 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Investment Earnings 188.25 (6) Regular Principal Distributable Amount 28,158,568.38
Available Collections
36,000,106.29
Net Liquidation Proceeds 39,835.27 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
578,035.04
Interest Collections 2,358,935.02 Nonrecoverable Advances to the Servicer 0.00
Principal Collections 33,446,449.85 (1) Total Servicing Fee
Reserve Fund and Investment Earnings
28,158,568.38 28,158,568.38 0.00
Regular Principal Distributable Amount 28,158,568.38 28,158,568.38 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 673,016.93 673,016.93 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
Total Servicing Fee 578,035.04 578,035.04 0.00
Due Paid Shortfall
Distribution Detail
Total Distribution
36,000,106.29
Available Funds
36,000,106.29
(9) Excess Collections to Certificateholders 6,590,485.94
(7) Additional Servicing Fee and Transition Costs 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 154,697.90 (3) Interest Distributable Amount Class A Notes 673,016.93
31-60 Days Delinquent
29,961 100.00%
0.47%
61-90 Days Delinquent 0.14%
14 0.08%
895,730.71 29
91-120 Days Delinquent 496,846.57
3,093,668.26
Percentage
655,328,470.58 29,792 99.32%
Weighted Average Number of Remaining Payments 50.23 38.37
11.89 25.04 Weighted Average Seasoning (months)
659,814,716.12 29,961
Pool Factor 57.37%
Principal Collections 20,199,468.06
Principal Collections attributable to Full Pay-offs 13,246,981.79
Cutoff Date Pool Balance 1,150,006,889.88 38,540
30,772 Pool Balance beginning of Collection Period 693,642,050.81 minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
plus Net Investment Earnings for the Collection Period 15.32 minus Net Investment Earnings 15.32
Total 659,814,716.12
126
Delinquency Profile *
Current
Amount Number of Receivables
As of Cutoff Date Current
Weighted Average APR 4.06% 4.01%
Principal Purchase Amounts 0.00
Principal Gross Losses 380,884.84
Pool Balance end of Collection Period
Pool Data
Amount
Pool Statistics
Notice to Investors
Number of Receivables
Investment Earnings for the Collection Period 188.25
Reserve Fund Deficiency 0.00
Investment Earnings
15.32
Net Investment Earnings on the Collection Account 172.93
Net Investment Earnings on the Reserve Fund
Principal Net Liquidation Proceeds 39,585.73
Principal Net Losses 188,863.81
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.223%
Principal Recoveries 152,435.30
2,568,324.27 Cumulative Principal Net Losses
380,884.84